JPMorgan Emerging Markets Debt Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 73.5%
Angola — 1.2%
Republic of Angola
9.50%, 11/12/2025 (a)	400	389
8.25%, 5/9/2028 (a)	3,942	3,489
8.00%, 11/26/2029 (a)	1,100	920
8.75%, 4/14/2032 (b)	510	425
8.75%, 4/14/2032 (a)	1,800	1,500
9.13%, 11/26/2049 (a)	624	471
		7,194
Argentina — 1.4%
Argentine Republic
3.62%, 7/9/2035 (c)	14,954	4,822
4.25%, 1/9/2038 (c)	2,621	960
3.50%, 7/9/2041 (c)	5,643	1,840
3.62%, 7/9/2046 (c)	2,600	842
		8,464
Armenia — 0.4%
Republic of Armenia 3.60%, 2/2/2031 (a)	2,800	2,181
Azerbaijan — 0.4%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	2,850	2,373
Bahrain — 2.0%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	2,860	2,924
6.75%, 9/20/2029 (a)	3,981	3,976
5.45%, 9/16/2032 (a)	1,087	965
5.25%, 1/25/2033 (a)	2,800	2,415
6.00%, 9/19/2044 (a)	2,400	1,887
		12,167
Bermuda — 0.4%
Bermuda Government Bond
3.72%, 1/25/2027 (a)	1,202	1,137
2.38%, 8/20/2030 (b)	617	504
5.00%, 7/15/2032 (b)	832	777
		2,418
Brazil — 2.7%
Federative Republic of Brazil
4.50%, 5/30/2029	600	568
8.25%, 1/20/2034	8,642	9,697
4.75%, 1/14/2050	8,600	6,192
		16,457
Chile — 1.7%
Republic of Chile
2.55%, 1/27/2032	9,400	7,792
3.10%, 1/22/2061	3,600	2,198
		9,990

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Colombia — 3.3%
Republic of Colombia
3.00%, 1/30/2030	1,000	800
3.13%, 4/15/2031	2,300	1,773
3.25%, 4/22/2032	6,300	4,730
10.38%, 1/28/2033	963	1,109
8.00%, 4/20/2033	300	311
7.50%, 2/2/2034	1,003	1,001
5.00%, 6/15/2045	4,800	3,384
5.20%, 5/15/2049	1,282	904
4.13%, 5/15/2051	1,779	1,066
8.75%, 11/14/2053	3,498	3,708
3.88%, 2/15/2061	1,900	1,056
		19,842
Costa Rica — 1.7%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	1,600	1,594
5.63%, 4/30/2043 (a)	378	325
7.00%, 4/4/2044 (a)	800	798
7.16%, 3/12/2045 (a)	4,500	4,557
7.30%, 11/13/2054 (b)	3,087	3,143
		10,417
Dominican Republic — 2.9%
Dominican Republic Government Bond
5.95%, 1/25/2027 (a)	1,200	1,178
6.00%, 7/19/2028 (a)	7,906	7,694
5.50%, 2/22/2029 (a)	300	283
7.05%, 2/3/2031 (b)	1,100	1,106
4.88%, 9/23/2032 (a)	5,260	4,525
6.40%, 6/5/2049 (a)	655	574
5.88%, 1/30/2060 (a)	2,705	2,166
		17,526
Ecuador — 1.2%
Ecuador Social Bond SARL Zero Coupon, 1/30/2035 (b)	1,780	1,332
Republic of Ecuador
3.50%, 7/31/2035 (a) (c)	7,048	2,467
2.50%, 7/31/2040 (a) (c)	11,800	3,646
		7,445
Egypt — 2.5%
Arab Republic of Egypt
7.60%, 3/1/2029 (a)	2,200	1,532
5.88%, 2/16/2031 (a)	5,994	3,566
7.05%, 1/15/2032 (a)	1,100	688
7.63%, 5/29/2032 (a)	1,800	1,132
8.50%, 1/31/2047 (a)	1,771	1,007
7.90%, 2/21/2048 (a)	5,900	3,230

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Egypt—continued
8.75%, 9/30/2051 (a)	2,800	1,603
7.50%, 2/16/2061 (a)	4,200	2,268
		15,026
El Salvador — 1.0%
Republic of El Salvador
6.38%, 1/18/2027 (a)	2,472	2,084
8.63%, 2/28/2029 (a)	3,700	3,144
7.12%, 1/20/2050 (a)	1,670	1,114
		6,342
Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	721	440
Gabon — 0.7%
Gabonese Republic
6.95%, 6/16/2025 (a)	3,700	3,395
6.63%, 2/6/2031 (a)	1,379	1,079
		4,474
Ghana — 0.9%
Republic of Ghana
6.38%, 2/11/2027 (a) (d)	1,700	746
7.63%, 5/16/2029 (a) (d)	1,692	727
8.13%, 3/26/2032 (a) (d)	4,200	1,790
8.63%, 4/7/2034 (a) (d)	1,600	688
7.88%, 2/11/2035 (a) (d)	1,000	430
8.95%, 3/26/2051 (a) (d)	2,609	1,109
		5,490
Guatemala — 1.6%
Republic of Guatemala
5.25%, 8/10/2029 (b)	1,620	1,506
5.25%, 8/10/2029 (a)	700	651
4.90%, 6/1/2030 (b)	1,424	1,305
5.38%, 4/24/2032 (a)	2,400	2,208
7.05%, 10/4/2032 (b)	1,400	1,414
3.70%, 10/7/2033 (a)	3,136	2,426
		9,510
Honduras — 0.2%
Republic of Honduras 5.63%, 6/24/2030 (a)	1,300	1,106
Hungary — 1.9%
Hungary Government Bond
5.25%, 6/16/2029 (a)	3,600	3,517
2.13%, 9/22/2031 (a)	3,200	2,460
5.50%, 6/16/2034 (a)	2,800	2,681
3.13%, 9/21/2051 (b)	994	605

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Hungary—continued
6.75%, 9/25/2052 (b)	796	809
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (b)	1,320	1,310
		11,382
Indonesia — 2.1%
Republic of Indonesia
4.75%, 2/11/2029	3,000	2,952
4.85%, 1/11/2033	891	872
8.50%, 10/12/2035 (a)	5,100	6,451
6.63%, 2/17/2037 (a)	1,995	2,220
		12,495
Iraq — 0.5%
Republic of Iraq 5.80%, 1/15/2028 (a)	3,038	2,791
Ivory Coast — 0.8%
Republic of Cote d'Ivoire
4.88%, 1/30/2032 (a)	EUR600	527
5.75%, 12/31/2032 (a) (c)	1,247	1,150
6.13%, 6/15/2033 (a)	3,400	3,001
		4,678
Jamaica — 0.2%
Jamaica Government Bond 7.88%, 7/28/2045	1,152	1,348
Jordan — 1.0%
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (a)	1,300	1,258
5.75%, 1/31/2027 (a)	1,600	1,532
5.85%, 7/7/2030 (a)	1,400	1,272
5.85%, 7/7/2030 (b)	1,000	909
7.38%, 10/10/2047 (a)	1,300	1,124
		6,095
Kazakhstan — 0.6%
Republic of Kazakhstan 6.50%, 7/21/2045 (b)	3,380	3,544
Kenya — 0.5%
Republic of Kenya
8.00%, 5/22/2032 (a)	1,146	966
6.30%, 1/23/2034 (a)	2,600	1,932
		2,898
Lebanon — 0.1%
Lebanese Republic
6.38%, 3/9/2020 (d)	6,767	372
6.15%, 6/19/2020 (d)	720	40
6.65%, 11/3/2028 (a) (d)	7,496	426
		838

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Mexico — 1.5%
United Mexican States
6.35%, 2/9/2035	5,467	5,513
5.00%, 4/27/2051	2,550	2,068
4.40%, 2/12/2052	2,100	1,549
		9,130
Mongolia — 0.3%
State of Mongolia
5.13%, 4/7/2026 (a)	400	385
3.50%, 7/7/2027 (a)	1,100	960
4.45%, 7/7/2031 (a)	800	644
		1,989
Morocco — 0.5%
Kingdom of Morocco 5.95%, 3/8/2028 (b)	2,770	2,777
Namibia — 0.3%
Republic of Namibia 5.25%, 10/29/2025 (a)	1,900	1,848
Nigeria — 2.5%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	3,800	3,363
6.13%, 9/28/2028 (a)	1,800	1,525
8.38%, 3/24/2029 (b)	1,400	1,285
8.38%, 3/24/2029 (a)	700	642
7.14%, 2/23/2030 (a)	2,300	1,958
7.38%, 9/28/2033 (a)	3,720	2,946
7.70%, 2/23/2038 (a)	1,000	756
7.63%, 11/28/2047 (a)	3,519	2,547
		15,022
Oman — 3.2%
Sultanate of Oman Government Bond
5.38%, 3/8/2027 (a)	613	608
5.63%, 1/17/2028 (a)	4,088	4,083
6.00%, 8/1/2029 (a)	800	810
6.25%, 1/25/2031 (a)	2,450	2,509
6.25%, 1/25/2031 (b)	1,684	1,725
7.38%, 10/28/2032 (a)	800	881
6.50%, 3/8/2047 (a)	3,000	2,872
6.75%, 1/17/2048 (a)	3,500	3,403
7.00%, 1/25/2051 (a)	2,700	2,717
		19,608
Pakistan — 1.1%
Islamic Republic of Pakistan
8.25%, 9/30/2025 (a)	700	582

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Pakistan—continued
6.00%, 4/8/2026 (a)	1,400	959
6.88%, 12/5/2027 (a)	5,300	3,453
7.38%, 4/8/2031 (a)	2,687	1,586
		6,580
Panama — 1.3%
Republic of Panama
3.16%, 1/23/2030	2,400	1,964
2.25%, 9/29/2032	600	420
6.40%, 2/14/2035	4,500	4,208
3.87%, 7/23/2060	2,200	1,235
		7,827
Paraguay — 1.3%
Republic of Paraguay
3.85%, 6/28/2033 (a)	400	337
5.85%, 8/21/2033 (b)	1,290	1,247
5.40%, 3/30/2050 (a)	7,611	6,222
		7,806
Peru — 1.8%
Republic of Peru
2.39%, 1/23/2026	3,200	3,002
3.00%, 1/15/2034	8,605	6,910
5.63%, 11/18/2050	938	907
		10,819
Philippines — 2.3%
Republic of Philippines
4.63%, 7/17/2028	8,300	8,187
3.56%, 9/29/2032	1,800	1,595
5.95%, 10/13/2047	3,300	3,432
5.50%, 1/17/2048	648	638
		13,852
Poland — 0.8%
Republic of Poland
5.75%, 11/16/2032	1,527	1,583
4.88%, 10/4/2033	2,333	2,258
5.50%, 4/4/2053	890	854
		4,695
Qatar — 1.0%
State of Qatar
4.82%, 3/14/2049 (a)	1,142	1,016
4.40%, 4/16/2050 (a)	6,100	5,111
		6,127
Republic of North Macedonia — 0.2%
Republic of North Macedonia 6.96%, 3/13/2027 (b)	EUR1,290	1,448

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Romania — 2.7%
Romania Government Bond
3.00%, 2/27/2027 (a)	4,830	4,407
6.63%, 2/17/2028 (b)	2,800	2,852
3.00%, 2/14/2031 (a)	3,500	2,844
3.63%, 3/27/2032 (a)	2,000	1,657
7.13%, 1/17/2033 (b)	500	519
2.63%, 12/2/2040 (b)	EUR2,076	1,373
4.00%, 2/14/2051 (a)	3,088	2,046
7.63%, 1/17/2053 (b)	794	832
		16,530
Saudi Arabia — 3.4%
Kingdom of Saudi Arabia
4.50%, 4/17/2030 (a)	2,700	2,616
5.50%, 10/25/2032 (a)	4,900	5,028
2.25%, 2/2/2033 (b)	1,777	1,406
4.63%, 10/4/2047 (a)	600	493
5.00%, 4/17/2049 (a)	900	780
5.25%, 1/16/2050 (a)	5,621	5,036
3.25%, 11/17/2051 (a)	4,400	2,849
5.00%, 1/18/2053 (b)	800	683
3.45%, 2/2/2061 (b)	2,365	1,490
		20,381
Senegal — 0.3%
Republic of Senegal
6.25%, 5/23/2033 (a)	1,106	917
6.75%, 3/13/2048 (a)	853	599
		1,516
Serbia — 0.2%
Republic of Serbia 6.50%, 9/26/2033 (b)	1,510	1,489
South Africa — 2.5%
Republic of South Africa
4.30%, 10/12/2028	6,785	6,106
4.85%, 9/30/2029	2,600	2,324
5.38%, 7/24/2044	900	648
5.00%, 10/12/2046	2,528	1,688
5.75%, 9/30/2049	3,957	2,868
7.30%, 4/20/2052	1,740	1,501
		15,135
Sri Lanka — 1.4%
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024 (a) (d)	4,000	2,035
6.20%, 5/11/2027 (a) (d)	2,061	1,033

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Sri Lanka—continued
6.75%, 4/18/2028 (a) (d)	9,274	4,650
7.85%, 3/14/2029 (a) (d)	1,775	886
		8,604
Trinidad And Tobago — 0.5%
Republic of Trinidad and Tobago
4.50%, 6/26/2030 (a)	1,800	1,660
5.95%, 1/14/2031 (b)	1,540	1,532
		3,192
Tunisia — 0.1%
Tunisian Republic 6.38%, 7/15/2026 (a)	EUR519	381
Turkey — 5.9%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	1,264	1,274
Republic of Turkey
4.25%, 4/14/2026	8,700	8,145
9.88%, 1/15/2028	5,520	5,927
5.13%, 2/17/2028	2,900	2,657
5.25%, 3/13/2030	1,300	1,125
9.13%, 7/13/2030	3,000	3,139
9.38%, 1/19/2033	1,100	1,169
4.88%, 4/16/2043	10,200	6,693
Turkiye Ihracat Kredi Bankasi A/S
9.38%, 1/31/2026 (b)	1,044	1,072
9.00%, 1/28/2027 (b)	4,492	4,575
		35,776
Ukraine — 0.6%
Ukraine Government Bond
6.88%, 5/21/2031 (a) (d)	1,100	257
7.38%, 9/25/2034 (a) (d)	6,762	1,608
7.25%, 3/15/2035 (a) (d)	8,397	2,000
		3,865
United Arab Emirates — 0.7%
United Arab Emirates Government Bond
4.05%, 7/7/2032 (b)	1,474	1,404
3.63%, 3/10/2033 (a)	2,000	1,623
3.90%, 9/9/2050 (a)	600	425
4.95%, 7/7/2052 (b)	1,126	1,032
		4,484
Uruguay — 1.8%
Oriental Republic of Uruguay
8.50%, 3/15/2028 (a)	UYU24,502	601
8.25%, 5/21/2031	UYU68,046	1,611
9.75%, 7/20/2033	UYU19,839	512

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Uruguay—continued
5.75%, 10/28/2034	900	941
7.63%, 3/21/2036	5,883	7,007
		10,672
Uzbekistan — 0.7%
Republic of Uzbekistan
5.38%, 2/20/2029 (a)	653	597
3.70%, 11/25/2030 (a)	1,800	1,436
Republic of Uzbekistan International Bond 7.85%, 10/12/2028 (b)	2,439	2,472
		4,505
Venezuela, Bolivarian Republic of — 0.3%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (a) (d)	1,900	309
8.25%, 10/13/2024 (a) (d)	2,590	409
7.65%, 4/21/2025 (a) (d)	2,013	314
9.25%, 5/7/2028 (a) (d)	2,970	512
11.95%, 8/5/2031 (a) (d)	844	162
		1,706
Zambia — 0.3%
Republic of Zambia
5.38%, 9/20/2022 (a) (d)	1,306	706
8.50%, 4/14/2024 (a) (d)	700	424
8.97%, 7/30/2027 (a) (d)	877	530
		1,660
Total Foreign Government Securities (Cost $482,617)		444,355
Corporate Bonds — 23.0%
Azerbaijan — 0.4%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	900	904
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (a)	1,772	1,790
		2,694
Bahrain — 0.8%
Oil and Gas Holding Co. BSCC (The) 8.38%, 11/7/2028 (a)	4,400	4,723
Brazil — 0.7%
Braskem Netherlands Finance BV 4.50%, 1/31/2030 (a)	1,400	1,146
Guara Norte SARL 5.20%, 6/15/2034 (b)	1,972	1,730
MV24 Capital BV 6.75%, 6/1/2034 (a)	1,597	1,435
		4,311
Chile — 2.5%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	1,880	1,351
Corp. Nacional del Cobre de Chile
3.63%, 8/1/2027 (a)	3,200	2,975
3.00%, 9/30/2029 (a)	800	690
5.13%, 2/2/2033 (b)	443	412

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chile — continued
5.13%, 2/2/2033 (a)	800	744
6.30%, 9/8/2053 (b)	1,461	1,390
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050 (b)	871	502
3.83%, 9/14/2061 (b)	820	521
Empresa de Transporte de Pasajeros Metro SA 5.00%, 1/25/2047 (a)	770	618
Empresa Nacional del Petroleo
3.75%, 8/5/2026 (a)	1,501	1,403
5.25%, 11/6/2029 (a)	2,700	2,546
3.45%, 9/16/2031 (b)	1,220	988
4.50%, 9/14/2047 (a)	700	490
GNL Quintero SA 4.63%, 7/31/2029 (a)	434	417
		15,047
Colombia — 0.5%
AI Candelaria Spain SA
7.50%, 12/15/2028 (a)	755	704
5.75%, 6/15/2033 (b)	2,240	1,641
Ecopetrol SA 5.38%, 6/26/2026	800	773
		3,118
Costa Rica — 0.3%
Instituto Costarricense de Electricidad
6.75%, 10/7/2031 (b)	1,280	1,230
6.38%, 5/15/2043 (a)	802	660
		1,890
India — 0.6%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	2,037	1,864
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	1,925	1,699
		3,563
Indonesia — 1.4%
Hutama Karya Persero PT 3.75%, 5/11/2030 (a)	2,100	1,906
Pertamina Persero PT
3.10%, 1/21/2030 (a)	1,200	1,053
6.50%, 5/27/2041 (a)	2,086	2,120
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88%, 7/17/2029 (a)	900	824
5.25%, 5/15/2047 (a)	1,100	932
4.00%, 6/30/2050 (b)	2,170	1,506
		8,341
Israel — 0.4%
Energian Israel Finance Ltd.
4.88%, 3/30/2026 (a)	651	595
5.38%, 3/30/2028 (a)	885	769
Leviathan Bond Ltd. 6.50%, 6/30/2027 (a)	1,387	1,298
		2,662

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Kazakhstan — 1.1%
KazMunayGas National Co. JSC 5.38%, 4/24/2030 (a)	7,000	6,569
Malaysia — 0.5%
Petronas Capital Ltd. 3.50%, 3/18/2025 (a)	3,000	2,929
Mexico — 6.6%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (a) (e) (f) (g) (h)	1,800	1,624
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025 (a)	400	387
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (b) (h)	1,920	1,607
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (e) (h)	2,000	1,787
Braskem Idesa SAPI 6.99%, 2/20/2032 (b)	2,365	1,508
Cometa Energia SA de CV 6.38%, 4/24/2035 (a)	1,562	1,454
Comision Federal de Electricidad
3.35%, 2/9/2031 (a)	1,000	788
3.35%, 2/9/2031 (b)	2,719	2,145
4.68%, 2/9/2051 (b)	2,282	1,495
Mexico City Airport Trust
3.88%, 4/30/2028 (a)	1,200	1,098
5.50%, 10/31/2046 (a)	1,300	1,011
Petroleos Mexicanos
6.88%, 10/16/2025	3,700	3,577
4.50%, 1/23/2026	3,200	2,912
6.88%, 8/4/2026	3,969	3,729
6.50%, 3/13/2027	3,419	3,072
5.35%, 2/12/2028	1,600	1,324
6.70%, 2/16/2032	2,200	1,709
10.00%, 2/7/2033	200	185
6.35%, 2/12/2048	500	295
7.69%, 1/23/2050	9,889	6,546
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040 (a)	2,183	1,856
		40,109
Oman — 0.5%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (b)	3,040	3,048
Panama — 0.7%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/2041 (b)	800	582
5.13%, 8/11/2061 (b)	1,796	1,255
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (a)	1,288	1,061
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (a)	1,700	1,208
		4,106
Paraguay — 0.9%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (b)	8,093	5,656
Peru — 1.7%
Corp. Financiera de Desarrollo SA
4.75%, 7/15/2025 (a)	1,240	1,214

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Peru — continued
2.40%, 9/28/2027 (a)	1,900	1,661
Fondo MIVIVIENDA SA 4.63%, 4/12/2027 (b)	2,240	2,140
Peru LNG Srl 5.38%, 3/22/2030 (a)	1,800	1,386
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	2,271	1,580
5.63%, 6/19/2047 (a)	3,716	2,196
		10,177
Poland — 0.6%
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028 (b)	1,600	1,659
5.38%, 5/22/2033 (b)	1,870	1,822
		3,481
Russia — 0.0% ^
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 (a) (d)	3,090	154
Saudi Arabia — 0.3%
Gaci First Investment Co. 5.25%, 10/13/2032 (a)	400	400
Greensaif Pipelines Bidco SARL 6.51%, 2/23/2042 (b)	1,500	1,500
		1,900
South Africa — 0.3%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028 (a)	1,900	1,787
Trinidad And Tobago — 0.2%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029 (a)	500	518
Trinidad Generation UnLtd 5.25%, 11/4/2027 (a)	800	779
		1,297
Ukraine — 0.1%
NPC Ukrenergo 6.88%, 11/9/2028 (b)	2,644	702
United Arab Emirates — 1.0%
DP World Ltd.
6.85%, 7/2/2037 (a)	1,400	1,471
5.63%, 9/25/2048 (a)	2,308	2,041
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (b)	1,865	1,648
2.50%, 6/3/2031 (a)	800	664
		5,824
Uzbekistan — 0.5%
Uzbekneftegaz JSC
4.75%, 11/16/2028 (b)	1,953	1,582
4.75%, 11/16/2028 (a)	1,800	1,458
		3,040
Venezuela, Bolivarian Republic of — 0.4%
Petroleos de Venezuela SA

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Venezuela, Bolivarian Republic of — continued
8.50%, 10/27/2020 (a) (d)	1,725	1,349
9.00%, 11/17/2021 (a) (d)	1,510	174
5.38%, 4/12/2027 (a) (d)	5,758	633
		2,156
Total Corporate Bonds (Cost $163,009)		139,284
U.S. Treasury Obligations — 0.4%
United States — 0.4%
U.S. Treasury Notes , 0.13%, 1/15/2024 (i) (Cost $2,409)	2,424	2,409
Supranational — 0.2%
Banque Ouest Africaine de Developpement 2.75%, 1/22/2033 (b)(Cost $2,052)	1,661	1,313
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (j) (k)(Cost $11,621)	11,619	11,626
Total Investments — 99.0% (Cost $661,708)		598,987
Other Assets Less Liabilities — 1.0%		5,802
NET ASSETS — 100.0%		604,789

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
EUR	Euro
GMTN	Global Medium Term Note
JSC	Joint Stock Company
PT	Limited liability company
UYU	Uruguayan Peso

^	Amount rounds to less than 0.1% of net assets.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(d)	Defaulted security.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $3,411 or 0.56% of the Fund’s net
assets as of November 30, 2023.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	113	03/19/2024	USD	13,913	178
U.S. Treasury 2 Year Note	158	03/28/2024	USD	32,316	84
U.S. Treasury 5 Year Note	258	03/28/2024	USD	27,588	107
					369

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of November 30, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	5,526	EUR	5,151	Goldman Sachs International	12/27/2023	(87)
Total unrealized depreciation						(87)
Net unrealized depreciation						(87)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$139,284	$—	$139,284
Foreign Government Securities	—	444,355	—	444,355
Supranational	—	1,313	—	1,313
U.S. Treasury Obligations	—	2,409	—	2,409

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$11,626	$—	$—	$11,626
Total Investments in Securities	$11,626	$587,361	$—	$598,987
Appreciation in Other Financial Instruments
Futures Contracts	$369	$—	$—	$369
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(87)	—	(87)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$369	$(87)	$—	$282
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	$30,426	$252,866	$271,667	$(4)	$5	$11,626	11,619	$975	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.